Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Response to comment letter
Entity Registrant Name	Zapata Quantum, Inc.
Entity Central Index Key	0001843714
Entity Tax Identification Number	98-1578373
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 Liberty Square, #2488
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	857
Local Phone Number	367-9002
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false